Long-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term Debt
7. Long-Term Debt
The following table and subsequent information includes the Company’s long-term debt, excluding such amounts of the Teekay Gas Business (see Note 21), as at the dates indicated:

	December 31, 2023 $	December 31, 2022 $
Convertible Senior Notes (5%) due January 2023	—	21,184
Total principal	—	21,184
Less: unamortized discount and debt issuance costs	—	—
Total debt	—	21,184
Less: current portion	—	(21,184)
Long-term portion	—	—

On January 26, 2018, Teekay Parent completed a private offering of $125.0 million in aggregate principal amount of 5% Convertible Senior Notes due January 17, 2023 (or the Convertible Notes). At the election of the holder, the Convertible Notes were convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represented an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represented a premium of 20% to the concurrent common stock offering price of $9.75 per share. During the year ended December 31, 2022, Teekay Parent repurchased $91.0 million of the aggregate principal amount of the Convertible Notes, which represented approximately 81.1% of the total outstanding as of December 31, 2021. The total consideration of repurchases during the year ended December 31, 2022 was $92.8 million, resulting in a loss of $3.5 million, which is included in loss on bond repurchases on the Company's consolidated statement of income. As at December 31, 2022, the outstanding principal value of the Convertible Notes was $21.2 million, the net carrying amount was $21.2 million and the estimated fair value (Level 2) was $21.2 million. On January 17, 2023, Teekay Parent repaid the remaining principal amount of $21.2 million upon maturity.

In May 2019, Teekay Parent issued $250.0 million in aggregate principal amount of 9.25% senior secured notes at par due November 2022 (or the 2022 Notes). During the year ended December 31, 2022, Teekay Parent redeemed the 2022 Notes in full at a redemption price equal to 102.313%, plus accrued and unpaid interest. The total consideration for the redemption was $249.0 million, resulting in a loss of $9.2 million, which is included in loss on bond repurchases on the Company's consolidated statement of income during the year ended December 31, 2022.

The weighted-average interest rate on the Company’s aggregate long-term debt, until the redemption of the Convertible Notes on January 17, 2023, was 5.0% (December 31, 2022 – 5.0%). Thereafter, the Company had no long-term debt outstanding.

In May 2023, Teekay Tankers entered into a new secured revolving credit facility agreement (or the 2023 Revolver), and in July 2023, Teekay Tankers cancelled its previous revolving credit facility (or the 2020 Revolver). As of December 31, 2023, Teekay Tankers had one revolving credit facility, which as at such date, provided for aggregate borrowings of up to $321.8 million (December 31, 2022 - $82.5 million), of which $321.8 million was undrawn (December 31, 2022 - $82.5 million). The 2023 Revolver matures in May 2029, and interest payments are based on the Secured Overnight Financing Rate (or SOFR) plus a margin of 2.00% (December 31, 2022 - London Inter-Bank Offered Rate (or LIBOR) plus a margin of 2.40%). The total amount available under the 2023 Revolver is scheduled to decrease by $67.8 million (2024), $67.8 million (2025), $66.4 million (2026), $55.0 million (2027), $43.3 million (2028) and $21.5 million (thereafter). The 2023 Revolver is collateralized by 19 of Teekay Tanker's vessels, together with other related security.
The 2023 Revolver requires Teekay Tankers to maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility. This requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should this ratio drop below the required amount, the lender may request that Teekay Tankers either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at Teekay Tanker's option. As at December 31, 2023, the hull coverage ratio for the 2023 Revolver was not applicable due to no balance being drawn. In addition, Teekay Tankers is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5% of Teekay Tankers' total consolidated debt and obligations related to finance leases. As at December 31, 2023, Teekay Tankers was in compliance with all covenants in respect of the 2023 Revolver.